Accrued Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued Liabilities
Note 3. Accrued Liabilities

	June 30,	December 31,
	2023	2022
Due to service providers	$1,656	$1,335
Due to professionals	158	506
Financed insurance	460	963
Accrued interest	164	168
Other	10	654

Other accrued liabilities	$2,448	$3,626

7. Accrued Liabilities

	December 31,
	2022	2021
Due to service providers	$1,335	$878
Due to professionals	506	542
Financed insurance	963	361
Accrued interest	168	77
Other	654	—

Other accrued liabilities	$3,626	$1,858